Significant Accounting and Reporting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Global Presence, Number of Countries	30
Summary of Significant Accounting Policies (Textual) [Abstract]
Ownership interest	20.00%
Nonmarketable investments in TransUnion Corp	20.00%
Number of operating segments | Segment	3
Advertising costs	$ 43,100,000	$ 31,300,000	$ 32,300,000
Exchange rate gains (losses)	(3,600,000)	(1,100,000)	800,000
Impairment of intangible assets, finite-lived	0	0	0
Expenses related to defined contribution profit sharing plan	$ 17,000,000	14,100,000	12,400,000
Number of Data Sources	90,000
Other than Temporary Impairment Losses, Investments	$ 0
Building and Building Improvements [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of the asset	20 years
Net Unrealized Gain/(Loss) On Available-for-sale Securities
Summary of Significant Accounting Policies (Textual) [Abstract]
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 0
Common Stock [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Change in Accounting Estimate, Financial Effect	0.11	0.08
Effect On Operating Income [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Change in Accounting Estimate, Financial Effect	28.8	17.5
Effect on Net Income [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Change in Accounting Estimate, Financial Effect	18.4	11.2
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life	3 years
Minimum [Member] | Internal Use Software [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life	3 years
Minimum [Member] | Computer Equipment and Purchased Software [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of the asset	3 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of the asset	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life	40 years
Maximum [Member] | Internal Use Software [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life	7 years
Maximum [Member] | Computer Equipment and Purchased Software [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of the asset	7 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of the asset	7 years